INCOME TAXES (Details) - USD ($) $ in Millions		3 Months Ended							7 Months Ended	12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Nov. 03, 2014
Income before income taxes and equity in affiliated companies' net earnings [Abstract]
United States										$ (14,589)		$ (2,973)		$ 1,119
Foreign										461		2,173		3,271
Total										(14,128)		(800)		4,390
Current income taxes:
Federal										89		(269)		(194)
State										2		(34)		(9)
Foreign										(160)		(1,066)		(1,082)
Total current										(69)		(1,369)		(1,285)
Deferred income taxes (benefits):
Federal										3,403		616		(227)
State										154		214		35
Foreign										(163)		(19)		(226)
Total deferred										3,394		811		(418)
Adjustments										(1,374)	[1]	0		199	[2]
Benefit from (provision for) income taxes										1,951		(225)	[3],[4]	(1,340)	[5]
Income Tax Expense (Benefit), Changes in Deferred Tax Liabilities and Deferred Tax Asset Valuation Allowances		$ (1,400)	$ (1,100)	$ (305)	$ (458)	$ (22)	$ (5)	$ (57)		(3,300)		(84)		(190)
Valuation allowance on deferred tax asset increase (decrease) during period										1,749
Deferred Other Tax Expense (Benefit)														16
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability, Environmental Matters														(76)
Income tax expense (benefit), reconciliation [Abstract]
U.S. federal statutory tax rate										4,945		280		(1,536)
Valuation allowance on minimum tax credits										(2,955)	[6]	0		190
Foreign tax credit limitation										(228)		(136)		(96)
Percentage depletion										186		263	[7]	223
Withholding and other impacts on foreign earnings										(193)		(161)		(306)
Effect of foreign rates different than the U.S. federal statutory rate										12		69		150
Goodwill impairment										0		(601)		0
Goodwill transferred to full cost pool										0		(77)		0
State income taxes										105	[6]	116		43
Other items, net										79		22		(8)
Benefit from (provision for) income taxes										$ 1,951		$ (225)	[3],[4]	$ (1,340)	[5]
Effective income tax rate, reconciliation [Abstract]
U.S. federal statutory tax rate									(35.00%)	(35.00%)		(35.00%)		(35.00%)
Valuation allowance on minimum tax credits										21.00%		(0.00%)		4.00%
Foreign tax credit limitation										2.00%		17.00%		(2.00%)
Percentage depletion										(1.00%)		(33.00%)		5.00%
Withholding and other impacts on foreign earnings										1.00%		20.00%		(7.00%)
Effect of foreign rates different than the U.S. federal statutory rate										(0.00%)		(9.00%)		3.00%
Goodwill impairment										(0.00%)		75.00%		(0.00%)
Goodwill transferred to full cost pool										(0.00%)		10.00%		(0.00%)
State income taxes									(3.00%)	(1.00%)		(14.00%)		1.00%
Other items, net										(1.00%)		(3.00%)		(0.00%)
Benefit from (provision for) income taxes										(14.00%)		28.00%		(31.00%)
Tax charge related to change in U.S. federal income tax regulations												$ (16)
Total income taxes paid to all jurisdictions										$ 893		1,500		$ 1,300
Tax refunds received from all jurisdictions										334		257		270
Deferred tax assets:
Foreign tax credits		1,552				2,306				1,552		2,306
Accrued expenses		1,166				1,029				1,166		1,029
Oil and gas properties		1,422				0				1,422		0
Minimum tax credits		569				737				569		737
Net operating loss carryforwards		621				590				621		590
Employee benefit plans		521				422				521		422
Other		477				702				477		702
Deferred tax assets		6,328				5,786				6,328		5,786
Valuation allowances		(4,183)				(2,434)				(4,183)		(2,434)
Net deferred tax assets		2,145				3,352				2,145		3,352
Deferred tax liabilities:
Property, plant, equipment and development costs		(4,839)				(4,581)				(4,839)		(4,581)
Oil and gas properties		0				(3,392)				0		(3,392)
Undistributed earnings		(855)				(807)				(855)		(807)
Other		(55)				(185)				(55)		(185)
Total deferred tax liabilities		(5,749)				(8,965)				(5,749)		(8,965)
Net deferred tax liabilities		(3,604)				$ (5,613)				(3,604)		(5,613)
PT Freeport Indonesia [Member]
Deferred income taxes (benefits):
Adjustments	[1]									200
Change in Deferred Tax Assets										1,500
Valuation allowance on deferred tax asset increase (decrease) during period										(1,300)
Freeport-McMoRan Oil & Gas [Member]
Income before income taxes and equity in affiliated companies' net earnings [Abstract]
Total										(4,544)		(1,200)		(17)
Deferred income taxes (benefits):
Benefit from (provision for) income taxes										1,718		281		17
Income Tax Expense (Benefit), Changes in Deferred Tax Liabilities and Deferred Tax Asset Valuation Allowances										3,300
Valuation allowance on deferred tax asset increase (decrease) during period										(1,200)
Income tax expense (benefit), reconciliation [Abstract]
Benefit from (provision for) income taxes										1,718		281		17
McMoRan Exploration Co [Member]
Deferred income taxes (benefits):
Deferred Other Tax Expense (Benefit)														69
Chile [Member]
Deferred income taxes (benefits):
Adjustments												54
Peru [Member]
Deferred income taxes (benefits):
Adjustments												24
Candelaria and Ojos del Salado Mining Complex [Member]
Effective income tax rate, reconciliation [Abstract]
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Tax Provision (Benefit)																$ (221)
Foreign Tax Credits [Member]
Deferred tax assets:
Valuation allowances		(1,600)								(1,600)
Deferred Tax Assets [Member]
Deferred tax assets:
Valuation allowances		(1,400)								(1,400)
Minimum Tax Credit Carryforwards [Member]
Deferred tax assets:
Valuation allowances		(569)								(569)
Federal Operating Loss Carryforwards [Member]
Deferred income taxes (benefits):
Change in Deferred Tax Assets										0		(333)	[8]	$ (164)	[8]
Deferred tax assets:
Valuation allowances		$ (525)								(525)
Discontinued Operations, Held-for-sale [Member] | Tenke Fungurume [Member]
Effective income tax rate, reconciliation [Abstract]
Total income taxes paid to all jurisdictions										$ 187		$ 11

[1]	Adjustments include net provisions of $1.2 billion associated with an increase in the beginning of the year valuation allowance related to the impairment of U.S. oil and gas properties and $0.2 billion resulting from the termination of PT-FI's Delaware domestication reflecting a $1.5 billion reduction in deferred tax assets during the year, partially offset by a $1.3 billion reduction in the beginning of the year valuation allowance.
[2]	As a result of the oil and gas acquisitions, FCX recognized a net benefit of $199 million, consisting of $190 million associated with net reductions in the beginning of the year valuation allowances, $69 million related to the release of the deferred tax liability on PXP's investment in MMR common stock and $16 million associated with the revaluation of state deferred tax liabilities, partially offset by income tax expense of $76 million associated with the write off of deferred tax assets related to environmental liabilities.
[3]	Includes a net charge of $221 million related to the sale of the Candelaria and Ojos del Salado mines.
[4]	Includes charges related to changes in Chilean and Peruvian tax rules of $54 million and $24 million, respectively.
[5]	Includes a net tax benefit of $199 million as a result of the oil and gas acquisitions.
[6]	As a result of the impairment to U.S. oil and gas properties, FCX recorded tax charges totaling $3.3 billion to establish valuation allowances against U.S. federal and state deferred tax assets for which a future benefit is not expected to be realized.
[7]	Includes a net charge of $16 million in 2014 related to a change in U.S. federal income tax law.
[8]	Benefit from the use of federal operating loss carryforwards acquired as part of the oil and gas acquisitions.